Financial Instruments and Risk Management - Schedule of Financial Instruments at Interest Rates (Details) R$ in Millions	Dec. 31, 2024 BRL (R$)
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	R$ 19,374
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	22,326
Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	5
Interest	2
Not later than one month [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2,792
Interest	2
Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	335
Interest	221
Later than one month and not later than three months [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	498
Interest	221
Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2,462
Interest	727
Later than three months and not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2,464
Interest	727
Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	5,672
Interest	2,298
Later than one year and not later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	5,672
Interest	2,298
Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	6,124
Interest	1,528
Later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	6,124
Interest	1,528
Loans Financings And Debentures [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	18,646
Loans Financings And Debentures [Member] | Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal		[1]
Interest
Loans Financings And Debentures [Member] | Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	324
Interest	216
Loans Financings And Debentures [Member] | Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2,414
Interest	706
Loans Financings And Debentures [Member] | Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	5,354
Interest	2,217
Loans Financings And Debentures [Member] | Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	5,902
Interest	1,513
Onerous Concessions [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	33
Onerous Concessions [Member] | Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal
Interest
Onerous Concessions [Member] | Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	1
Interest
Onerous Concessions [Member] | Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	3
Interest
Onerous Concessions [Member] | Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	14
Interest
Onerous Concessions [Member] | Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	15
Interest
Deficit of the pension plan (forluz) [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	695
Deficit of the pension plan (forluz) [member] | Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	5
Interest	2
Deficit of the pension plan (forluz) [member] | Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	10
Interest	5
Deficit of the pension plan (forluz) [member] | Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	45
Interest	21
Deficit of the pension plan (forluz) [member] | Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	304
Interest	81
Deficit of the pension plan (forluz) [member] | Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	207
Interest	15
Suppliers [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	2,952
Suppliers [Member] | Not later than one month [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2,787
Interest
Suppliers [Member] | Later than one month and not later than three months [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	163
Interest
Suppliers [Member] | Later than three months and not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2
Interest
Suppliers [Member] | Later than one year and not later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal
Interest
Suppliers [Member] | Later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal
Interest

[1]	The lease payment flow is presented in note 17.